Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 32.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 20 16-3 Class A4
04/15/2021	1.720%	1,963,080	1,962,284
American Credit Acceptance Receivables Trust(a)
Series 2018-3 Class A
08/12/2021	2.920%	274,213	274,260
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	2,565,000	2,573,514
Subordinated Series 2018-4 Class B
09/12/2022	3.780%	5,000,000	5,035,817
Subordinated Series 2019-2 Class B
05/12/2023	3.050%	4,000,000	4,030,110
Ascentium Equipment Receivables(a)
Series 2019-2A Class A1
11/10/2020	2.150%	18,500,000	18,527,804
Ascentium Equipment Receivables Trust(a)
Series 2017-2A Class A2
05/11/2020	2.000%	357,432	357,425
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	2,328,797	2,334,713
Series 2019-A Class A
07/15/2022	3.480%	2,140,948	2,151,107
CarMax Auto Owner Trust
Series 2019-3 Class A1
08/17/2020	2.257%	5,607,959	5,609,881
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	5,075,000	5,121,595
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	681,998	683,527
Series 2017-1 Class A2
11/14/2023	1.840%	852,988	852,254
Series 2019-1 Class A2
09/14/2026	2.800%	6,375,000	6,436,280
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	2.364%	2,611,864	2,611,199
Chesapeake Funding II LLC(a)
Series 2017-4A Class A1
11/15/2029	2.120%	3,267,235	3,267,760
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	2,147,856	2,143,445
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C Class A4
09/15/2023	1.760%	1,985,000	1,980,544
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	335,741	337,074
Series 2019-A Class A
10/16/2023	3.400%	1,287,072	1,292,733
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	3,438,997	3,461,050
Daimler Trucks Retail Trust(a)
Series 2018-1 Class A3
07/15/2021	2.850%	5,757,200	5,772,177
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	5,513,329	5,514,045
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,000,000	4,046,340
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	2,325,000	2,388,278
DT Auto Owner Trust(a)
Series 2018-2A Class A
09/15/2021	2.840%	243,724	243,762
Series 2018-2A Class C
03/15/2024	3.670%	9,429,000	9,548,455
Series 2019-1A Class A
09/15/2022	3.080%	1,625,705	1,632,329
Series 2019-3A Class B
05/15/2023	2.600%	3,650,000	3,662,121
Subordinated Series 2017-4A Class D
07/17/2023	3.470%	5,225,000	5,263,259
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	7,482,111	7,530,007
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,554,143
Series 2019-2 Class A1
08/20/2020	2.267%	6,837,036	6,838,273
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	83,746	83,733
Series 2019-2A Class A
07/15/2022	2.930%	5,632,802	5,655,454
Series 2019-4A Class A
01/17/2023	2.180%	7,000,000	7,001,335
Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	7,835,000	7,988,496
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	3,330,000	3,364,157
Fifth Third Auto Trust
Series 2017-1 Class A3
02/15/2022	1.800%	5,174,615	5,169,528
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,504,379
Ford Credit Auto Lease Trust
Series 2019-B Class A2A
02/15/2022	2.280%	9,275,000	9,296,537
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	11,032,570
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	9,404,000	9,403,284
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	3,129,567	3,134,531
GLS Auto Receivables Issuer Trust(a),(c)
Series 2019-4A Class A
11/15/2023	2.470%	7,500,000	7,499,488
GM Financial Automobile Leasing Trust
08/20/2020	2.200%	3,134,326	3,135,503
Series 2018-3 Class A3
06/21/2021	3.180%	1,850,000	1,863,008
GreatAmerica Leasing Receivables Funding LLC(a)
Series 20 18-1 Class A2
05/15/2020	2.350%	28,874	28,874
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% Floor 1.100% 04/10/2030	3.039%	223,861	223,906
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	2.589%	3,989,068	3,985,108
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	211,428	211,442
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	7,000,000	7,010,785
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
12/18/2020	1.210%	438,536	438,001
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,516,019
Hyundai Auto Lease Securitization Trust(a)
Series 2019-B Class A1
08/17/2020	2.180%	3,090,995	3,092,505
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	3,091,268	3,088,529
Kubota Credit Owner Trust(a)
Series 20 18-1A Class A2
02/16/2021	2.800%	1,186,837	1,188,746
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	3,099,379	3,123,758
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	1,156,494	1,159,789
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	664,584	664,458
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	5,939,000	6,031,671
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	2,400,000	2,414,277
Series 2019-3A Class A
07/15/2025	3.190%	4,373,470	4,395,246
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	7,000,000	6,999,425
SCF Equipment Leasing LLC(a)
Series 2019-1A Class A1
03/20/2023	3.040%	1,957,764	1,965,742
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% Cap 18.000% 04/25/2024	2.440%	302,091	302,276
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,798,143	2,806,690
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	2,900,000	2,984,866
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	78,107	78,096

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class A2
02/25/2027	3.140%	10,000,000	10,063,320
Series 2019-2 Class A
04/25/2028	3.010%	4,125,920	4,157,161
Series 2019-3 Class A
05/25/2028	2.900%	6,028,982	6,071,258
Series 2019-4 Class A
08/25/2028	2.450%	9,627,818	9,654,298
SoFi Professional Loan Program LLC(a)
Series 2017-C Class A2A
07/25/2040	1.750%	154,306	154,228
Series 2017-F Class A1FX
01/25/2041	2.050%	876,056	876,113
Series 2018-A Class A2A
02/25/2042	2.390%	1,351,322	1,354,167
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	1,530,524	1,529,754
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	1,080,427	1,081,376
Verizon Owner Trust(a)
Series 2016-2A Class A
05/20/2021	1.680%	1,276,958	1,276,584
Series 2017-1A Class A
09/20/2021	2.060%	600,160	600,183
Series 2017-2A Class A
12/20/2021	1.920%	6,679,234	6,677,319
Volvo Financial Equipment LLC(a)
Series 20 18-1A Class A2
09/15/2020	2.260%	246,058	246,062
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.421%	2,750,000	2,753,538
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	2.264%	3,407,242	3,407,713
Westlake Automobile Receivables Trust(a)
Series 2018-3A Class B
10/16/2023	3.320%	8,700,000	8,777,228
Series 2019-1A Class C
03/15/2024	3.450%	7,315,000	7,422,685
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	10,010,855
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	783,167	787,680
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	3,549,134	3,547,488
World Omni Automobile Lease Securitization Trust
Series 20 18-A Class A2
11/16/2020	2.590%	894,420	895,009
Total Asset-Backed Securities — Non-Agency (Cost $339,034,090)			340,223,796

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	933,237	929,186
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	489,652	493,562
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	2.778%	4,602,723	4,599,479
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	4,589,719	4,622,809
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	3,695,439	3,717,511
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	2.664%	11,000,000	10,974,253
WFRBS Commercial Mortgage Trust
Series 2012-C8 Class ASB
08/15/2045	2.559%	3,978,371	4,002,039
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,295,493)			29,338,839

Corporate Bonds & Notes 52.9%

Aerospace & Defense 2.0%
General Dynamics Corp.
05/11/2020	2.875%	6,000,000	6,031,128
L3Harris Technologies, Inc.(a)
02/15/2021	4.950%	2,956,000	3,039,717
Lockheed Martin Corp.
11/23/2020	2.500%	6,000,000	6,034,008

Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
10/15/2020	2.080%	6,000,000	6,007,788
Total			21,112,641
Automotive 1.1%
Ford Motor Credit Co. LLC
01/09/2020	2.681%	5,290,000	5,292,587
Toyota Motor Credit Corp.(b)
3-month USD LIBOR + 0.290% 10/07/2021	2.333%	6,000,000	6,005,580
Total			11,298,167
Banking 16.1%
American Express Credit Corp.(b)
3-month USD LIBOR + 1.050% 09/14/2020	3.169%	5,878,000	5,919,458
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.460% 05/17/2021	2.584%	5,000,000	5,017,410
Bank of America Corp.(b)
3-month USD LIBOR + 1.420% 04/19/2021	3.386%	8,000,000	8,132,968
Bank of Montreal(b)
3-month USD LIBOR + 0.400% 01/22/2021	2.353%	6,000,000	6,016,884
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 0.300% 12/04/2020	2.433%	6,000,000	6,000,240
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.420% 01/25/2021	2.360%	5,000,000	5,013,875
Barclays Bank PLC
01/11/2021	2.650%	5,000,000	5,038,470
BB&T Corp.
06/29/2020	2.625%	6,000,000	6,023,988
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.760% Floor 0.760% 05/12/2020	2.941%	6,275,000	6,291,422
Citigroup Inc.(b)
3-month USD LIBOR + 0.790% Floor 0.790% 01/10/2020	2.800%	8,000,000	8,006,696
Commonwealth Bank of Australia
03/12/2020	2.300%	5,000,000	5,007,100
Cooperatieve Rabobank UA
01/14/2020	2.250%	5,000,000	5,003,085
Discover Bank
06/04/2020	3.100%	5,000,000	5,026,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	3.094%	8,000,000	8,030,952
HSBC Holdings PLC
03/08/2021	3.400%	5,300,000	5,392,898
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,012,678
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.550% 03/09/2021	2.652%	10,000,000	10,013,250
Lloyds Bank PLC
05/07/2021	3.300%	5,000,000	5,088,340
Manufacturers & Traders Trust Co.
08/17/2020	2.050%	5,000,000	5,003,290
Morgan Stanley(b)
3-month USD LIBOR + 0.550% 02/10/2021	2.731%	7,000,000	7,006,839
PNC Bank NA(b)
3-month USD LIBOR + 0.350% 03/12/2021	2.482%	6,000,000	6,004,314
Regions Financial Corp.
02/08/2021	3.200%	4,500,000	4,558,864
Royal Bank of Canada(b)
3-month USD LIBOR + 0.400% 01/25/2021	2.340%	5,800,000	5,813,781
State Street Corp.
08/18/2020	2.550%	6,336,000	6,371,247
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.270% 03/17/2021	2.409%	6,000,000	6,011,388
US Bank NA
02/04/2021	3.000%	6,000,000	6,080,694
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	2.833%	8,000,000	8,042,328
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.430% 03/06/2020	2.542%	4,885,000	4,892,044
Total			170,820,793
Cable and Satellite 1.0%
NBCUniversal Enterprise, Inc.(a),(b)
3-month USD LIBOR + 0.400% 04/01/2021	2.499%	6,000,000	6,019,530
Time Warner Cable LLC
02/01/2020	5.000%	5,000,000	5,032,085
Total			11,051,615

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
DowDuPont, Inc.
11/15/2020	3.766%	5,470,000	5,571,047
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.300% 03/08/2021	2.412%	6,000,000	6,004,620
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.180% 01/07/2020	2.223%	5,000,000	5,002,315
Total			11,006,935
Diversified Manufacturing 1.7%
General Electric Capital Corp.(b)
3-month USD LIBOR + 0.620% 01/09/2020	2.632%	6,473,000	6,475,071
Honeywell International, Inc.
11/01/2021	1.850%	6,000,000	6,011,106
United Technologies Corp.
05/04/2020	1.900%	6,000,000	5,999,028
Total			18,485,205
Electric 4.1%
American Electric Power Co., Inc.
11/13/2020	2.150%	5,000,000	5,009,170
Dominion Energy, Inc.
08/15/2021	2.000%	2,822,000	2,822,567
Duke Energy Florida LLC
04/01/2020	4.550%	4,814,000	4,862,463
Exelon Corp.
06/15/2020	2.850%	5,000,000	5,020,560
National Rural Utilities Cooperative Finance Corp.
03/15/2021	2.900%	5,000,000	5,068,360
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	5,000,000	5,040,215
Southern Co. (The)
07/01/2021	2.350%	5,000,000	5,029,360
Southern Power Co.
12/15/2019	1.950%	5,000,000	4,998,322
WEC Energy Group, Inc.
06/15/2020	2.450%	5,000,000	5,011,280
Total			42,862,297
Food and Beverage 1.7%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 1.260% 02/01/2021	3.162%	5,745,000	5,817,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.(b)
3-month USD LIBOR + 0.500% 10/09/2020	2.512%	1,777,000	1,778,260
Diageo Capital PLC(b)
3-month USD LIBOR + 0.240% 05/18/2020	2.364%	5,000,000	5,003,390
Kraft Heinz Foods Co. (The)(b)
3-month USD LIBOR + 0.570% 02/10/2021	2.751%	5,185,000	5,176,554
Total			17,775,930
Health Care 2.4%
Becton Dickinson and Co.
06/05/2020	2.404%	5,000,000	5,008,775
Cardinal Health, Inc.
12/15/2020	4.625%	5,000,000	5,136,090
Cigna Corp.
09/17/2020	3.200%	5,000,000	5,050,995
McKesson Corp.
11/30/2020	3.650%	5,000,000	5,072,400
Medtronic, Inc.(b)
3-month USD LIBOR + 0.800% 03/15/2020	2.919%	5,000,000	5,013,930
Total			25,282,190
Healthcare Insurance 1.2%
Anthem, Inc.
08/15/2020	4.350%	6,000,000	6,109,404
UnitedHealth Group, Inc.
07/15/2020	2.700%	5,988,000	6,024,563
Total			12,133,967
Independent Energy 0.2%
Woodside Finance Ltd.(a)
05/10/2021	4.600%	1,870,000	1,921,116
Integrated Energy 1.0%
BP Capital Markets PLC
02/13/2020	2.315%	5,965,000	5,971,406
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	2.348%	5,000,000	5,003,300
Total			10,974,706
Life Insurance 2.4%
American International Group, Inc.
03/01/2021	3.300%	6,000,000	6,096,936

Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.230% 01/08/2021	2.257%	7,245,000	7,252,122
Principal Life Global Funding II(a)
01/10/2020	2.150%	6,000,000	5,999,286
Prudential Financial, Inc.
06/21/2020	5.375%	5,865,000	5,993,789
Total			25,342,133
Media and Entertainment 1.1%
Discovery Communications LLC
06/15/2020	2.800%	5,326,000	5,348,119
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.250% 09/01/2021	2.362%	6,000,000	6,015,210
Total			11,363,329
Midstream 2.6%
Enterprise Products Operating LLC
02/15/2021	2.800%	6,000,000	6,061,800
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,395,343
MPLX LP(b)
3-month USD LIBOR + 0.900% 09/09/2021	3.002%	5,000,000	5,031,180
Plains All American Pipeline LP/Finance Corp.
01/15/2020	5.750%	3,840,000	3,865,651
02/01/2021	5.000%	2,235,000	2,291,899
Williams Companies, Inc. (The)
03/15/2020	5.250%	5,000,000	5,054,505
Total			27,700,378
Office REIT 0.2%
Boston Properties LP
05/15/2021	4.125%	2,338,000	2,401,652
Pharmaceuticals 2.4%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	5,007,505
Amgen, Inc.
10/01/2020	3.450%	5,833,000	5,914,627
Bristol-Myers Squibb Co.(a),(b)
3-month USD LIBOR + 0.200% 11/16/2020	2.368%	5,000,000	5,007,620
Gilead Sciences, Inc.
09/01/2020	2.550%	5,796,000	5,827,252
Merck & Co., Inc.(b)
3-month USD LIBOR + 0.375% 02/10/2020	2.556%	1,570,000	1,571,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
09/29/2021	2.875%	2,495,000	2,541,237
Total			25,869,566
Property & Casualty 1.1%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	6,000,000	6,018,732
Hartford Financial Services Group, Inc. (The)
03/30/2020	5.500%	5,000,000	5,069,895
Total			11,088,627
Railroads 0.3%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	3,490,000	3,583,326
Refining 0.2%
Marathon Petroleum Corp.
03/01/2021	5.125%	2,389,000	2,486,782
Retail REIT 1.1%
Kimco Realty Corp.
05/01/2021	3.200%	5,000,000	5,076,185
Simon Property Group LP
09/01/2020	2.500%	6,075,000	6,093,942
Total			11,170,127
Retailers 1.3%
Lowe’s Companies, Inc.
04/15/2021	3.750%	5,000,000	5,105,465
Target Corp.
07/15/2020	3.875%	6,000,000	6,084,714
Walmart, Inc.(b)
3-month USD LIBOR + 0.230% 06/23/2021	2.389%	2,867,000	2,875,676
Total			14,065,855
Supermarkets 0.5%
Kroger Co. (The)
01/15/2021	3.300%	4,766,000	4,832,109
Technology 2.7%
Apple, Inc.(b)
3-month USD LIBOR + 0.300% 05/06/2020	2.476%	2,237,000	2,239,996
3-month USD LIBOR + 0.070% 05/11/2020	2.251%	2,600,000	2,600,291
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,000,000	5,002,420
Cisco Systems, Inc.
06/15/2020	2.450%	5,000,000	5,018,950

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IBM Credit LLC
11/30/2020	3.450%	5,605,000	5,704,954
Oracle Corp.
07/15/2020	3.875%	4,713,000	4,776,753
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	2.686%	3,347,000	3,351,468
Total			28,694,832
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	700,000	720,766
Wireless 0.5%
American Tower Corp.
06/01/2020	2.800%	4,905,000	4,923,408
Wirelines 2.4%
AT&T, Inc.
06/30/2020	2.450%	7,000,000	7,019,292
Deutsche Telekom International Finance BV(a)
01/17/2020	2.225%	5,000,000	5,000,110
09/19/2021	1.950%	2,000,000	1,994,752
Orange SA
11/03/2019	1.625%	3,628,000	3,627,740
09/14/2021	4.125%	1,341,000	1,395,095
Verizon Communications, Inc.
03/15/2021	3.450%	6,000,000	6,128,580
Total			25,165,569
Total Corporate Bonds & Notes (Cost $557,827,725)			559,705,068

Foreign Government Obligations(e) 1.1%

Canada 1.1%
Province of Ontario
05/21/2020	1.875%	6,000,000	6,000,582
Province of Quebec
07/29/2020	3.500%	6,000,000	6,072,612
Total			12,073,194
Total Foreign Government Obligations (Cost $12,009,270)			12,073,194

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.186% 02/01/2036	4.875%	77,193	81,015
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	5.130%	121,029	123,488
Total Residential Mortgage-Backed Securities - Agency (Cost $197,228)			204,503

Residential Mortgage-Backed Securities - Non-Agency 4.2%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.123%	4,762,066	4,765,746
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.823%	2,416,279	2,421,011
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.923%	3,425,000	3,428,417
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	6,070,768	6,072,205
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	2,101,420	2,102,101
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-4 Class A1A
04/25/2066	3.500%	1,810,991	1,810,851
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	3,063,803	3,075,848
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	3.023%	6,130,244	6,124,179
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	2,753,351	2,764,819
Verus Securitization Trust(a),(d)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	6,120,245	6,182,007
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,122,424	3,160,702
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,939,326	1,950,714
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $43,711,563)			43,858,600

Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	1.896%	11,000,000	11,003,036
Total U.S. Government & Agency Obligations (Cost $11,000,000)			11,003,036

U.S. Treasury Obligations 3.9%

U.S. Treasury
11/30/2019	1.500%	41,200,000	41,184,173
Total U.S. Treasury Obligations (Cost $41,176,542)			41,184,173
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(f),(g)	27,521,428	27,518,675
Total Money Market Funds (Cost $27,518,675)		27,518,675
Total Investments in Securities (Cost: $1,061,770,586)		1,065,109,884
Other Assets & Liabilities, Net		(6,189,384)
Net Assets		1,058,920,500

At October 31, 2019, securities and/or cash totaling $80,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(200)	12/2019	USD	(43,120,312)	24,230	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $390,203,996, which represents 36.85% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2019.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	23,246,313	203,018,479	(198,743,364)	27,521,428	—	—	188,455	27,518,675
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	9